VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 100.2%	Shares	Value
Industrial Products - 4.5%
Boeing Co.(a)	902	$187,418

Industrial Services - 3.5%
American Airlines Group, Inc.(a)	10,961	147,206

Media - 20.9%
Alphabet, Inc. - Class C(b)	834	279,732
Baidu, Inc. - Class A, ADR(a)(b)	1,720	163,882
Meta Platforms, Inc. - Class A(b)	334	191,161
Uber Technologies, Inc.(a)(b)	3,079	232,926
		867,701

Retail & Wholesale - Discretionary - 17.2%
Alibaba Group Holding Ltd., ADR(b)	1,635	186,423
Amazon.com, Inc.(a)(b)	2,030	527,333
		713,756

Software & Tech Services - 2.8%
CoreWeave, Inc. - Class A(a)	1,385	117,573

Tech Hardware & Semiconductors - 42.4%(c)
Advanced Micro Devices, Inc.(a)	275	129,448
Apple, Inc.	606	192,011
ASML Holding NV	65	110,241
Broadcom, Inc.	173	64,069
Lam Research Corp.	588	177,276
Micron Technology, Inc.	541	518,673
NVIDIA Corp.(b)	820	181,040
QUALCOMM, Inc.(b)	322	54,894
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)	810	336,409
		1,764,061

Utilities - 8.9%
NRG Energy, Inc.(b)	1,676	184,561
Vistra Corp.(b)	1,354	185,999
		370,560

TOTAL COMMON STOCKS (Cost $4,247,074)		4,168,275

PURCHASED OPTIONS - 1.3%(a)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.6%
Advanced Micro Devices, Inc., Expiration: 9/18/2026; Exercise Price: $520.00	$94,144	2	$1,065
Alibaba Group Holding Ltd., Expiration: 9/18/2026; Exercise Price: $140.00	182,432	16	264
Alphabet, Inc., Expiration: 9/18/2026; Exercise Price: $375.00	268,328	8	412
American Airlines Group, Inc., Expiration: 9/18/2026; Exercise Price: $14.50	146,387	109	1,962
Apple, Inc., Expiration: 9/18/2026; Exercise Price: $327.50	190,110	6	1,797
Baidu, Inc., Expiration: 9/18/2026; Exercise Price: $110.00	161,976	17	654
Boeing Co., Expiration: 9/18/2026; Exercise Price: $220.00	187,002	9	1,269
Broadcom, Inc., Expiration: 9/18/2026; Exercise Price: $400.00	37,034	1	847
CoreWeave, Inc., Expiration: 9/18/2026; Exercise Price: $93.00	110,357	13	3,016
Lam Research Corp., Expiration: 9/18/2026; Exercise Price: $360.00	150,745	5	735
Meta Platforms, Inc., Expiration: 9/18/2026; Exercise Price: $655.00	171,702	3	332
Micron Technology, Inc., Expiration: 9/18/2026; Exercise Price: $1,060.00	479,365	5	6,813
NRG Energy, Inc., Expiration: 9/18/2026; Exercise Price: $135.00	176,192	16	400
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $230.00	176,624	8	2,024
QUALCOMM, Inc., Expiration: 9/18/2026; Exercise Price: $175.00	51,144	3	1,223
Taiwan Semiconductor Manufacturing Co., Ltd., Expiration: 9/18/2026; Exercise Price: $470.00	332,256	8	460
Uber Technologies, Inc., Expiration: 9/18/2026; Exercise Price: $85.00	226,950	30	615
Vistra Corp., Expiration: 9/18/2026; Exercise Price: $165.00	178,581	13	247
Total Call Options			24,135

Put Options - 0.7%
Alibaba Group Holding Ltd., Expiration: 9/18/2026; Exercise Price: $115.00	182,432	16	6,840
Alphabet, Inc., Expiration: 9/18/2026; Exercise Price: $325.00	268,328	8	2,700
Amazon.com, Inc., Expiration: 9/18/2026; Exercise Price: $245.00	519,540	20	3,180
Apple, Inc., Expiration: 9/18/2026; Exercise Price: $302.50	190,110	6	1,152
Baidu, Inc., Expiration: 9/18/2026; Exercise Price: $80.00	161,976	17	289
Boeing Co., Expiration: 9/18/2026; Exercise Price: $200.00	187,002	9	1,791
Lam Research Corp., Expiration: 9/18/2026; Exercise Price: $280.00	150,745	5	2,800
Meta Platforms, Inc., Expiration: 9/18/2026; Exercise Price: $575.00	171,702	3	5,355
NRG Energy, Inc., Expiration: 9/18/2026; Exercise Price: $105.00	176,192	16	3,040
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $200.00	176,624	8	704
Taiwan Semiconductor Manufacturing Co., Ltd., Expiration: 9/18/2026; Exercise Price: $390.00	332,256	8	2,180
Uber Technologies, Inc., Expiration: 9/18/2026; Exercise Price: $70.00	226,950	30	1,290
Total Put Options			31,321

TOTAL PURCHASED OPTIONS (Cost $95,923)			55,456

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(g)	41,910	41,910

TOTAL SHORT-TERM INVESTMENTS (Cost $41,910)		41,910

TOTAL INVESTMENTS - 102.5% (Cost $4,384,907)		$4,265,641
Liabilities in Excess of Other Assets - (2.5)%		(103,738)
TOTAL NET ASSETS - 100.0%		$4,161,903

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $976,024.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF
Schedule of Written Options Contracts
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.1)%
Advanced Micro Devices, Inc., Expiration: 9/18/2026; Exercise Price: $500.00	$(94,144)	(2)	$(1,915)
Alibaba Group Holding Ltd., Expiration: 9/18/2026; Exercise Price: $135.00	(182,432)	(16)	(472)
Alphabet, Inc., Expiration: 9/18/2026; Exercise Price: $365.00	(268,328)	(8)	(888)
Amazon.com, Inc., Expiration: 9/18/2026; Exercise Price: $275.00	(519,540)	(20)	(3,450)
American Airlines Group, Inc., Expiration: 9/18/2026; Exercise Price: $14.00	(146,387)	(109)	(3,379)
Apple, Inc., Expiration: 9/18/2026; Exercise Price: $322.50	(190,110)	(6)	(2,850)
Baidu, Inc., Expiration: 9/18/2026; Exercise Price: $105.00	(161,976)	(17)	(1,275)
Boeing Co., Expiration: 9/18/2026; Exercise Price: $215.00	(187,002)	(9)	(2,178)
Broadcom, Inc., Expiration: 9/18/2026; Exercise Price: $385.00	(37,034)	(1)	(1,300)
CoreWeave, Inc., Expiration: 9/18/2026; Exercise Price: $90.00	(110,357)	(13)	(4,063)
Lam Research Corp., Expiration: 9/18/2026; Exercise Price: $350.00	(150,745)	(5)	(1,133)
Meta Platforms, Inc., Expiration: 9/18/2026; Exercise Price: $635.00	(171,702)	(3)	(667)
Micron Technology, Inc., Expiration: 9/18/2026; Exercise Price: $1,010.00	(479,365)	(5)	(12,937)
NRG Energy, Inc., Expiration: 9/18/2026; Exercise Price: $130.00	(176,192)	(16)	(480)
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $225.00	(176,624)	(8)	(3,300)
QUALCOMM, Inc., Expiration: 9/18/2026; Exercise Price: $165.00	(51,144)	(3)	(2,647)
Taiwan Semiconductor Manufacturing Co., Ltd., Expiration: 9/18/2026; Exercise Price: $450.00	(332,256)	(8)	(1,540)
Uber Technologies, Inc., Expiration: 9/18/2026; Exercise Price: $82.50	(226,950)	(30)	(1,200)
Vistra Corp., Expiration: 9/18/2026; Exercise Price: $155.00	(178,581)	(13)	(813)
Total Call Options			(46,487)

Put Options - (1.3)%
Alibaba Group Holding Ltd., Expiration: 9/18/2026; Exercise Price: $120.00	(182,432)	(16)	(12,080)
Alphabet, Inc., Expiration: 9/18/2026; Exercise Price: $335.00	(268,328)	(8)	(5,840)
Amazon.com, Inc., Expiration: 9/18/2026; Exercise Price: $250.00	(519,540)	(20)	(5,200)
Apple, Inc., Expiration: 9/18/2026; Exercise Price: $307.50	(190,110)	(6)	(1,890)
Baidu, Inc., Expiration: 9/18/2026; Exercise Price: $85.00	(161,976)	(17)	(561)
Boeing Co., Expiration: 9/18/2026; Exercise Price: $205.00	(187,002)	(9)	(3,105)
Lam Research Corp., Expiration: 9/18/2026; Exercise Price: $290.00	(150,745)	(5)	(4,287)
Meta Platforms, Inc., Expiration: 9/18/2026; Exercise Price: $585.00	(171,702)	(3)	(7,133)
NRG Energy, Inc., Expiration: 9/18/2026; Exercise Price: $110.00	(176,192)	(16)	(6,560)
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $205.00	(176,624)	(8)	(1,124)
Taiwan Semiconductor Manufacturing Co., Ltd., Expiration: 9/18/2026; Exercise Price: $400.00	(332,256)	(8)	(4,000)
Uber Technologies, Inc., Expiration: 9/18/2026; Exercise Price: $72.50	(226,950)	(30)	(2,805)
Total Put Options			(54,585)

TOTAL WRITTEN OPTIONS (Premiums received $151,877)			$(101,072)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.